Contingencies	12 Months Ended
Jan. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Contingencies

(14) Contingencies

Layne’s drilling activities involve certain operating hazards that can result in personal injury or loss of life, damage and destruction of property and equipment, damage to the surrounding areas, release of hazardous substances or wastes and other damage to the environment, interruption or suspension of drill site operations and loss of revenues and future business. The magnitude of these operating risks is amplified when, as is frequently the case, Layne conducts a project on a fixed-price, bundled basis where Layne delegates certain functions to subcontractors but remains responsible to the customer for the subcontracted work. In addition, Layne is exposed to potential liability under foreign, federal, state and local laws and regulations, contractual indemnification agreements or otherwise in connection with its services and products. Litigation arising from any such occurrences may result in Layne being named as a defendant in lawsuits asserting large claims. Although it maintains insurance protection that it considers economically prudent, there can be no assurance that any such insurance will be sufficient or effective under all circumstances or against all claims or hazards to which Layne may be subject or that it will be able to continue to obtain such insurance protection. A successful claim or damage resulting from a hazard for which Layne is not fully insured could have a material adverse effect on Layne. In addition, Layne does not maintain political risk insurance with respect to its foreign operations.

In connection with updating its Foreign Corrupt Practices Act (“FCPA”) policy, questions were raised internally in late September 2010 about, among other things, the legality of certain payments by Layne to agents and other third parties interacting with government officials in certain countries in Africa. The Audit Committee of the Board of Directors engaged outside counsel to conduct an internal investigation to review these payments with assistance from outside accounting firms. The internal investigation has found documents and information suggesting that improper payments, which may violate the FCPA and other local laws, were made over a considerable period of time, by or on behalf of, certain foreign subsidiaries of Layne to third parties interacting with government officials in Africa relating to the payment of taxes, the importing of equipment and the employment of expatriates. Layne has made a voluntary disclosure to the U.S. DOJ and the SEC regarding the results of the investigation and is cooperating with the DOJ and the SEC in connection with their review of the matter.

Layne is engaged in discussions with the DOJ and the SEC regarding the potential resolution of these matters. Layne believes that it is likely that any settlement will include both the payment of a monetary fine and the disgorgement of any improper benefits. In May 2013, the staff of the SEC orally advised they calculated the estimated benefits to Layne from allegedly improper payments, plus interest thereon, to be approximately $4.8 million, which amount was accrued during the first quarter of FY2014. Based on the results of Layne’s internal investigation and, an analysis of the resolution of recent and similar FCPA resolutions, Layne currently estimates a potential settlement range for resolving these matters (including the amount of a monetary penalty and the disgorgement of any improper benefits plus interest) of $10.4 million to $16.0 million. During the third quarter of FY2014, Layne increased its reserve for the settlement of these matters from $4.8 million to $10.4 million, representing its best estimate.

At this time, Layne can provide no assurances as to whether Layne will be able to settle for an amount equal to its current reserve or within its estimated settlement range or whether the SEC or DOJ will accept voluntary settlement terms that would be acceptable to Layne. Furthermore, Layne cannot currently assess the potential liability that might be incurred if a settlement is not reached and the government was to litigate the matter. As such, based on the information available at this time any additional liability related to this matter is not reasonably estimable. Layne will continue to evaluate the amount of its liability pending final resolution of the investigation and any related settlement discussions with the government; the amount of the actual liability for any fines, penalties, disgorgement or interest that may be recorded in connection with a final settlement could be significantly higher than the liability accrued to date.

Other than the indication of the estimated disgorgement amount noted above, Layne has not received any proposed settlement offers from the SEC or DOJ and there can be no assurance that its discussions with the DOJ and SEC will result in a final settlement of any or all of these issues or, if a settlement is reached, the timing of any such settlement or that the terms of any such settlement would not have a material adverse effect on Layne.

On April 17, 2013, an individual person filed a purported class action suit against three of Layne’s subsidiaries and two other companies supposedly on behalf of all lessors and royalty owners from 2004 to the present. The plaintiff essentially alleges that Layne and two other companies allocated the market for mineral leasing rights and restrained trade in mineral leasing within the state of Kansas. The plaintiff’s suit was initially filed in the District Court of Wilson County, Kansas. On July 3, 2013, the case was removed by a co-defendant to the U.S. District Court for the District of Kansas. The case is still in the early stages of the proceedings, but Layne believes it has meritorious legal positions and will continue to represent and defend Layne’s interests vigorously in this matter.

Layne is involved in various other matters of litigation, claims and disputes which have arisen in the ordinary course of business. Layne believes that the ultimate disposition of these matters will not, individually and in the aggregate, have a material adverse effect upon its business or consolidated financial position, results of operations or cash flows. However, it is possible, that future results of operations for any particular quarterly or annual period could be materially affected by changes in the assumptions related to these proceedings. In accordance with U.S. generally accepted accounting principles, Layne records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. These provisions are reviewed at least quarterly and adjusted to reflect the impacts of negotiations, settlements, rulings, advice of legal counsel, and other information and events pertaining to a particular case. To the extent additional information arises or the strategies change, it is possible that Layne’s estimate of its probable liability in these matters may change.